Short-Term Investments - Summary of Short-Term Investment (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Short-term investments	¥ 884,996	$ 138,875	¥ 536,401
Wealth management products [Member]
Short-term investments	¥ 884,996		¥ 536,401